Other Financial Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of information about other financial assets and liabilities

	30 June 2024 US$m	31 December 2023 US$m
Other financial assets
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	160	248
Other financial assets	100	53
Financial instruments at fair value through other comprehensive income
Other financial assets	—	28

Total other financial assets	260	329

Current	154	209
Non-current	106	120

Net carrying amount	260	329

Other financial liabilities
Financial instruments at fair value through profit and loss
Derivative financial instruments designated as hedges	126	74
Embedded derivative	188	35
Other financial liabilities	41	—

Total other financial liabilities	355	109

Current	152	67
Non-current	203	42

Net carrying amount	355	109

Summary of detailed information about hedging activities
The following table presents the Group’s derivative financial instruments designated as hedges, measured and recognised at fair value:

	30 June 2024 US$m	31 December 2023 US$m
Oil swaps (cash flow hedges)	(53)	(14)
HH Corpus Christi commodity swaps (cash flow hedges)	(24)	(44)
TTF Corpus Christi commodity swaps (cash flow hedges)	72	181
Interest rate swaps (cash flow hedges)	48	43
Foreign exchange forwards (cash flow hedges)	(9)	8

Total derivative financial instruments asset designated as hedges	34	174

Summary of Unrealised Gains or Losses Recognised in Other Income/Expenses

Change in assumption 1	US$m
Urea sales price: increase of 10%	137
Urea sales price: decrease of 10%	(137)
Discount rate: increase of 1.5% 2	(186)
Discount rate: decrease of 1.5% 2	230

1.	Amounts shown represent the change of the present value of the contract keeping all other variables constant.
2.	A change of 1.5 % represents 150 basis points.